NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”) through its consolidated subsidiary, NB Crossroads Private Markets Fund IV (Offshore), Client Ltd. The percentage of the Company’s members’ equity owned by the Fund at December 31, 2020, was 34.26%. The Fund has included the Company’s schedule of investments as of December 31, 2020, below. The Company’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on March 1, 2021.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

December 31, 2020 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (18.42%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019-07/2020	North America	$1,190,258	$1,775,920
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018	North America	2,660,701	4,014,231
Carlyle Partners VII, L.P.	Primary	12/2018-12/2020	North America	5,662,752	4,643,351
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-10/2020	North America	3,875,203	6,436,297
Cortefiel Co-Invest SCSp	Co-investment	10/2017-07/2018	Europe	1,304,722	1,254,828
CVC Capital Partners VII, L.P.	Primary	12/2018-11/2020	Europe	7,299,650	9,482,415
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	2,207,511	4,092,000
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	2,123,701	2,387,024
KKR Starlight Co-Invest II L.P.	Co-investment	12/2018	Europe	4,999,999	5,587,574
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	3,000,000	4,152,573
SLP Blue Co-Invest, L.P.	Co-investment	06/2018	North America	1,803,130	2,178,484
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019	North America	2,975,044	7,508,797
TPG Healthcare Partners, L.P.	Primary	12/2019-12/2020	North America	487,576	461,756
TPG Partners VIII, L.P.	Primary	12/2019-12/2020	North America	1,254,024	1,042,875
Uno Co-Invest L.P.	Co-investment	06/2017-06/2020	North America	3,599,359	5,939,295
				44,443,630	60,957,420
Small and Mid-cap Buyout (47.37%)
BC Holdco, LLC	Co-investment	11/2017	North America	2,390,570	2,383,781
ByLight InvestCo LP	Co-investment	05/2017	North America	855,466	5,831,010
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-12/2020	North America	6,455,997	6,320,213
CHG PPC Investor LLC	Co-investment	03/2018	North America	1,100,000	2,184,636
CI Capital Investors II, L.P.	Secondary	06/2017-09/2020	North America	109,995	66,624
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-06/2020	North America	3,834,449	956,602
EQT Mid Market Europe, L.P.	Primary	08/2017-05/2020	Europe	6,912,638	11,455,928
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-07/2019	Asia	1,301,945	2,356,520
Further Global Capital Partners, L.P.	Primary	03/2018-11/2020	North America	8,755,437	10,069,070
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	2,164,800
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-12/2020	North America	5,537,279	5,466,549
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-11/2020	Europe	4,133,741	5,337,713
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	1,360,559
Milani Aggregator LLC (F)	Co-investment	06/2018-03/2020	North America	1,595,229	1,116,660
MND Holdings I Corp (F)	Co-investment	07/2017	North America	1,757,165	1,313,973
NB Excelitas LP	Co-investment	11/2017	North America	3,303,817	7,385,192
NB Pitman 13 Holdings L.P.	Co-investment	06/2018	South America	3,345,245	1,696,565
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-09/2017	North America	2,269,644	1,306,224
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-12/2020	North America	7,141,225	7,364,210
OHCP IV SF COI, L.P.	Co-investment	01/2018-11/2018	North America	681,730	745,672
Optimum Evolution Fund SIF-Property II	Secondary	02/2018	Europe	1,783,480	2,944,007
PPC Fund II, L.P.	Primary	04/2018-11/2020	North America	8,568,655	10,271,768
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-12/2020	North America	1,249,168	1,388,555
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	3,283,131	3,724,653
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-06/2018	North America	1,351,028	5,630,825
Veritas Capital Fund VI, L.P.	Primary	06/2017-10/2020	North America	11,795,616	23,175,477
VSC RST Holdco, L.P. (F)	Co-investment	08/2017	North America	2,800,666	4,690,394
Webster Capital IV, L.P.	Primary	07/2018-12/2020	North America	10,111,099	13,828,000
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2019	North America	4,742,578	7,363,799
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-11/2019	North America	972,310	1,096,241
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	3,408,863	5,785,489
				114,234,750	156,781,709

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

December 31, 2020 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (16.88%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-12/2020	North America	1,163,906	1,282,451
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	10,940,132	13,433,298
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-02/2019	North America	1,303,200	2,974,582
Epiris Fund II L.P.	Primary	05/2018-12/2020	Europe	5,334,473	6,025,484
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-08/2020	North America	5,632,565	5,736,337
NB Arch LP	Co-investment	09/2017	North America	828,594	2,756,543
NB WM Co-Invest LP	Co-investment	09/2017-10/2018	North America	560,389	8,977,724
RugsUSA Parent Holdings, LLC (F)	Co-investment	04/2018	North America	1,030,000	5,500,000
Sycamore Partners III, L.P.	Primary	01/2018-12/2020	North America	2,883,962	2,108,457
Verscend Intermediate Holding Corp. (F)	Co-investment	08/2018	North America	6,492,167	7,081,000
				36,169,388	55,875,876
Venture Capital (13.94%)
Acquisition Super Holdings Inc. (F)	Co-investment	06/2018	North America	457,083	685,625
Alsop Louie Capital IV L.P.	Primary	11/2017-10/2020	North America	3,806,167	4,201,395
Battery Ventures XII, L.P.	Primary	03/2018-11/2020	North America	2,487,024	3,461,415
Battery XII Side Fund, L.P.	Primary	03/2018-11/2020	North America	1,479,321	2,509,136
Canaan XI L.P.	Primary	01/2018-11/2020	North America	3,973,000	6,250,726
Clearant Super Holdings Inc (F)	Co-investment	06/2018	North America	1,342,917	2,014,375
DFJ Growth III, L.P.	Primary	05/2017-12/2020	North America	4,300,000	7,529,901
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2019	Asia	2,435,078	3,407,731
Menlo Ventures XIV, L.P.	Primary	10/2017-10/2020	North America	2,255,347	4,637,675
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-11/2020	Europe	4,372,602	4,859,230
TPG Drake Co-Invest, L.P.	Co-investment	07/2018	North America	2,605,720	2,369,807
TPG Tech Adjacencies, L.P.	Primary	06/2019-09/2020	North America	2,791,650	4,192,252
				32,305,909	46,119,268

Total Investments in Portfolio Funds (cost $227,153,677) (96.61%)					319,734,273
Other Assets & Liabilities (Net) (3.39%)					11,212,214
Members' Equity - Net Assets (100.00%)					$330,946,487

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2020 aggregated $227,153,677. Total fair value of illiquid and restricted securities at December 31, 2020 was $319,734,273 or 96.61% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments. The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of December 31, 2020.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$4,092,000	$56,865,420	$60,957,420
Small and Mid-cap Buyout	-	-	9,577,827	147,203,882	156,781,709
Special Situations	-	-	12,581,000	43,294,876	55,875,876
Venture	-	-	2,700,000	43,419,268	46,119,268
Total	$-	$-	$28,950,827	$290,783,446	$319,734,273

Significant Unobservable Inputs

As of December 31, 2020, the Company had investments valued at $319,734,273. The fair value of investments valued at $290,783,446 in the Company's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2020:

			Unobservable Inputs
Investments	Fair Value 12/31/20	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$4,092,000	Market Approach	LTM EBITDA	10.5x	N/A

Small and Mid-cap Buyout	1,116,660	Market Approach	LTM Net Revenue	3.3x	N/A

Small and Mid-cap Buyout	8,461,167	Market Approach	LTM EBITDA	12.0x - 18.9x	13.8x

Special Situations	12,581,000	Market Approach	LTM EBITDA	10.4x - 14.9x	12.9x

Venture	2,700,000	Market Approach	LTM Net Revenue	5.1x	N/A

Total	$28,950,827

1 Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2020 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$1,092,489

During the period ended December 31, 2020 unrealized appreciation and realized gains from Level 3 investments were $6,761,480 and $0, respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended December 31, 2020.

The estimated remaining life of the Company’s Portfolio Funds as of December 31, 2020 is one to eight years, with the possibility of extensions by each of the Portfolio Funds.